Related Party Transactions - Narrative (Details)	12 Months Ended
Dec. 31, 2013
Related Party Transaction [Line Items]
Common Stock Ownership Percentage by a Related Party	5.00%
Number of Board of Directors	15
Common Class A [Member]
Related Party Transaction [Line Items]
Number of Board of Directors	5
Common stock, Class B Voting [Member]
Related Party Transaction [Line Items]
Number of Board of Directors	5